Cover Page	Dec. 15, 2020
Cover Page [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2020
Entity Registrant Name	APARTMENT INVESTMENT AND MANAGEMENT COMPANY
Entity Central Index Key	0000922864
Entity Emerging Growth Company	false
Entity File Number	1-13232
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	84-1259577
Entity Address, Address Line One	4582 SOUTH ULSTER STREET
Entity Address, Address Line Two	SUITE 1450
Entity Address, City or Town	DENVER
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	224-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Apartment Investment and Management CompanyClass A Common Stock
Trading Symbol	AIV
Security Exchange Name	NYSE
Current Fiscal Year End Date	--12-31
AMICO Properties LP [Member]
Cover Page [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2020
Entity Registrant Name	AIMCO PROPERTIES, L.P.
Entity Central Index Key	0000926660
Entity Emerging Growth Company	false
Entity File Number	0-56223
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2460835
Entity Address, Address Line One	4582 SOUTH ULSTER STREET
Entity Address, Address Line Two	SUITE 1450
Entity Address, City or Town	DENVER
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	224-7900
Current Fiscal Year End Date	--12-31